Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share
Schedule of calculations of basic earnings per share and diluted earnings per share
Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2019, 2020 and 2021 as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Basic earnings per share attributable to Vipshop Holdings Limited’s ordinary shareholders:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	4,016,832	5,906,957	4,681,073

Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	133,524,129	135,077,790	136,175,112

Basic earnings per Class A and Class B ordinary shares	30.08	43.73	34.38

Diluted earnings per share for the years ended December 31, 2019, 2020 and 2021 are calculated as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Diluted earnings per share:
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	4,016,832	5,906,957	4,681,073
Interest expenses from Convertible Senior Notes	9,062	—	—
Net earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share	4,025,894	5,906,957	4,681,073

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	133,524,129	135,077,790	136,175,112
Dilutive employee share options and non-vested ordinary shares	1,289,127	2,958,220	2,569,910
Dilutive convertible senior notes	1,268,159	—	—

Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	136,081,415	138,036,010	138,745,022

Diluted earnings per Class A and Class B ordinary shares	29.58	42.79	33.74